Trade Receivables, Other Receivables and Prepayments - Schedule of Breakdown of Other Receivable and Prepayments (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Breakdown of Other Receivable and Prepayments [Abstract]
Prepayments		$ 163,366	$ 85,616
Shares issued in advance for services	[1]		914,858
Deposits		284,546	261,877
Total		$ 447,912	$ 1,262,351

[1]	Shares issued in advance for services represents the shares issued to 3 parties for the services in connection with IPO of the Company. Note 27 gives a detail of how to determine the value of the asset.